Provisions (Tables)	6 Months Ended
Jun. 30, 2025
Provisions [abstract]
Provisions

	As at 30.06.25	As at 31.12.24
	£m	£m
Customer redress	16	13
Legal, competition and regulatory matters	86	58
Redundancy and restructuring	102	87
Undrawn contractually committed facilities and guarantees	405	420
Sundry provisions	184	158
Total	793	736